Annual Total Returns - FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - Fidelity Massachusetts Municipal Money Market Fund - Fidelity Massachusetts Municipal Money Market Fund
Apr. 01, 2025
Bar Chart Table:
Annual Return, Inception Date	Sep. 22, 2022
Annual Return 2023	2.73%
Annual Return 2024	2.88%